BORROWINGS - Components (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Short-term borrowings:
Bank loans	$ 2,095,382	$ 4,868,956
Current portion of long-term borrowings	4,539,994	12,923,599
Total current borrowings	6,635,376	17,792,555
Long-term borrowings:
Bank loans		417,339
Total non-current borrowings		417,339
Total borrowings	$ 6,635,376	$ 18,209,894